Changes in Capital Accounts, Compensation Cost on Stock Option Awards (Details) - Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jan. 01, 2021	Jun. 30, 2022	Jun. 30, 2021
Stock Option Awards [Abstract]
Stock options exercised (in shares)		0
Fair Value Assumptions for Valuing Stock Options Granted [Abstract]
Dividend yield		6.00%
Weighted average expected volatility		75.00%
Risk free interest rate		0.36%
Term of treasury yield		5 years
Market value of common stock (in dollars per share)		$ 4.64
Expected life		5 years
Non-Recurring Basis [Member] | Level 3 [Member]
Stock Option Awards [Abstract]
Fair value of award granted	$ 134
Chief Financial Officer [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	120,000
Term		5 years
Chief Financial Officer [Member] | $10.00 Exercise Price [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	30,000
Exercise price (in dollars per share)	$ 10.00
Chief Financial Officer [Member] | $12.50 Exercise Price [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	25,000
Exercise price (in dollars per share)	$ 12.50
Chief Financial Officer [Member] | $15.00 Exercise Price [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	20,000
Exercise price (in dollars per share)	$ 15.00
Chief Financial Officer [Member] | $20.00 Exercise Price [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	15,000
Exercise price (in dollars per share)	$ 20.00
Chief Financial Officer [Member] | $25.00 Exercise Price [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	15,000
Exercise price (in dollars per share)	$ 25.00
Chief Financial Officer [Member] | $30.00 Exercise Price [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	15,000
Exercise price (in dollars per share)	$ 30.00
General and Administrative Expenses [Member]
Stock Option Awards [Abstract]
Share-based compensation expense			$ 134